Schedule components of operation lease expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Lease
Operating lease expense	$ 26	$ 121
Short-term lease expense		13
Total lease expense	$ 26	$ 134